STOCKHOLDERS’ EQUITY	9 Months Ended
Jul. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company has 75,000,000, $0.001 par value shares of common stock authorized.

During November 2023, the Company issued 755,000 shares of common stock for cash proceeds of $15,100 at $0.02 per share.

During December 2023, the Company issued 42,000 shares of common stock for cash proceeds of $840 at $0.02 per share.

As of July 31, 2025, there were 8,092,000 shares of common stock issued and outstanding.